Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 113,714	$ 178,986
Restricted cash (Note 2)	5,600	7,238
Accounts receivable	5,625	1,324
Inventories (Note 5)	11,020	9,662
Due from related parties (Note 3)	4,681	5,273
Fair value of derivatives (Notes 18 and 19)	3,514	112
Insurance claims receivable	6,476	2,091
Prepaid lease rentals (Note 11)	8,752	8,752
Accrued charter revenue (Note 12)		185
Time charter assumed (Note 12)	190
Prepayments and other	6,358	5,697
Vessel held for sale (Note 6)	4,838	7,315
Total current assets	170,768	226,635
FIXED ASSETS, NET:
Capital leased assets (Note 11)	401,901	415,665
Vessels and advances, net (Note 6)	2,206,786	1,579,509
Total fixed assets, net	2,608,687	1,995,174
NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	131,082	161,897
Prepaid lease rentals, non-current (Note 11)	34,167	42,918
Accounts receivable, non-current (Note 3)	17,789	1,800
Deferred charges, net (Note 7)	26,250	15,429
Restricted cash (Note 2)	47,177	32,661
Time charter assumed, non-current (Note 12)	1,222
Fair value of derivatives, non-current (Notes 18 and 19)	3,727	4,358
Other non-current assets (Note 4)	9,942	9,426
Total assets	3,050,811	2,490,298
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	149,162	206,318
Accounts payable	8,586	6,314
Due to related parties (Note 3)	196	203
Capital lease obligations, net (Note 11)	34,299	32,874
Accrued liabilities	17,624	10,755
Unearned revenue (Note 12)	12,432	15,310
Fair value of derivatives (Notes 18 and 19)		3,307
Other current liabilities	2,370	1,627
Total current liabilities	224,669	276,708
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,159,244	644,662
Capital lease obligations, net of current portion (Note 11)	305,033	339,332
Unearned revenue, net of current portion (Note 12)	4,741	11,057
Total non-current liabilities	1,469,018	995,051
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	11	11
Additional paid-in capital (Note 14)	1,313,840	1,175,774
Retained earnings	38,734	43,723
Accumulated other comprehensive income/(loss) (Notes 18 and 20)	4,539	(969)
Total stockholders’ equity	1,357,124	1,218,539
Total liabilities and stockholders’ equity	$ 3,050,811	$ 2,490,298